COMMITMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Commitments
	March 31, 2024	December 31, 2023
Not later than one year	$214	$714
Later than one year and not later than five years	1,292	1,241
Later than five years	4,146	3,965
	$5,652	$5,920